Finance Costs (Tables)	12 Months Ended
Dec. 31, 2025
Finance Costs [Abstract]
Schedule of Finance Costs
	Year ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Interest on borrowings	3,862	9,367	8,159
Interest on amounts due to subsidiaries’ non-controlling shareholders	3,268	1,115	—
Interest on lease liabilities	6	130	4
Effective interest on redeemable shares classified as financial liabilities	—	—	130
Total	7,136	10,612	8,293